Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
2022	¥ 1,379,864
2023	1,348,532
2024	810,662
2025	1,366,608
2026	579,809
2027 and thereafter	6,220,996
Total	¥ 11,706,471	¥ 10,346,152